Organization and Business Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jan. 25, 2016	Nov. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007
Revenue						$ 8,950	$ 3,398	$ 1,565
Issuance of convertible debt with the face value								19,500
Research and development grant				$ 3,266	$ 2,490	3,036	5,041	3,249
Issuance of common stock in a private placements							9,100	2,400
Proceeds from issuance of common stock		$ 19,800	$ 34,200				$ 43,295	$ 2,400
Offer price, limit		$ 4.25
Common stock, outstanding				42,247		35,942	35,241	(9,221)	(3,044)
Maximum [Member]
Offer price, limit		$ 6.00
Common stock available for sale		5,800,000
Minimum [Member]
Offer price, limit		$ 4.00
Common stock available for sale		4,600,000
Right Offering [Member]
Proceeds from issuance or sale of shares	$ 19,500
Number of shares issued upon right offering	5,978,465
Share price (in dollars per share)	$ 3.315
Percentage of company's stock price at the close of the rights offering	85.00%
Second Sight (Switzerland) Sarl [Member]
Ownership percentage by parent				99.50%						100.00%
Ownership percentage by noncontrolling interest						0.50%
Second Sight (Switzerland) Sarl [Member] | Executive Officer [Member]
Ownership percentage by parent						99.50%
Ownership percentage by noncontrolling interest				0.50%